Summary of Goodwill by Segment (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Accumulated impairment	$ 0	$ 0